Revenue from Contracts with Customers: (Details 1) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 MXN ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Non regulated service revenue from contracts with customers [Abstract]
Access fees on non-permanent ground transportation				$ 57,885
Car parking and related access fees				$ 298,536
Total non-regulated services	[1]	$ 5,251,932			$ 4,001,771		$ 2,874,000
Construction services		312,375			187,294
Total revenue		15,410,241			12,589,818		9,753,491
Regulated Services [Member]
Regulated transport revenue from contract with clients [Abstract]
Revenue From Passengers fees	[2]	6,547,645			4,908,716		3,589,215
Revenue From Landing fees	[2]	1,047,687			593,557		279,008
Revenue From Platform	[2]	413,129			329,835		237,839
Revenue From Seurity services	[2]	91,996			72,312		67,172
Revenue From Baggage inspection fees	[2]	268,940			223,847		222,995
Revenue From Passengers walkway	[2]	509,440			300,847		75,869
Revenue From Passengers documentation counters	[2]	18,152			15,650		14,745
Revenue From Other airport services	[2]	325,546			299,067		275,692
Revenue from Regulated Services		9,222,535	[2]		6,743,831	[1],[3]	4,762,535	[2]
Non-Regulated Services [Member]
Non regulated service revenue from contracts with customers [Abstract]
Retail stores		621,850
Access fees on non-permanent ground transportation		57,885
Car parking and related access fees		298,536
Other services		151,952			124,241		101,457
Non regulated service revenue from contracts with customers		1,130,223			124,241		101,457
Commercial services		4,121,709			3,877,530		2,772,543
Construction Services [Member]
Non regulated service revenue from contracts with customers [Abstract]
Construction services		$ 935,774			$ 1,844,216		$ 2,116,954

[1]	This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps. 230,343, Ps.259,612 and Ps.279,625 for the 2016, 2017 and 2018 periods, respectively.
[2]	This includes Aerostar regulated income of Ps.939,042 and Ps.1,700,859 for 2017 and 2018, respectively, Ps.225,693 and Ps.1,276,506 for Airplan in the same period. The foregoing is as from inclusion in the Company’s consolidation going back to June 1, and October 19, 2017, respectively.
[3]	The most significant additions made in 2018 are a) improvements to the facilities at terminal buildings 3 and 4 at the Cancún Airport; b) construction of the federal inspection station and outfitting for operations at the LMM Airport and c) expansion to the national and international passenger terminal area, expansion of the international apron, advances in the construction of the cargo terminal at the Rionegro airport and extension of the passenger terminal and construction of the service center at Quibdó.